Income Tax	12 Months Ended
Jan. 31, 2026
Income Tax
Income Tax

15. Income Tax

The following schedule reconciles the expected income tax expense (recovery) at the Canadian combined federal and provincial statutory rate of 27% (2025 – 27%: 2024 – 27%) to the amounts recognized in the consolidated statements of loss and comprehensive loss:

	January 31, 2026 $	January 31, 2025 $	January 31, 2024 $

Net loss before taxes	(1,512,918)	(3,621,884)	(2,898,510)
Statutory rate	27.00%	27.00%	27.00%

Expected tax recovery	(408,488)	(977,909)	(782,598)
Foreign tax rate differences	(1,565)	(51,614)	2,472
Permanent differences and other	(28,319)	(123,593)	(152,792)
Share-based payments	45,833	551,753	135,071
Change in deferred tax assets not recognized	392,539	601,363	797,847

Income tax expense	–	–	–

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset. The following table summarizes the components of deferred tax:

	2026 $	2025 $

Deferred tax assets:
Financing fees	4,769	56,306

Deferred tax liabilities:
Convertible debentures	(4,769)	(56,306)

Net deferred tax asset (liability)	–	–

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	2026 $	2025 $

Tax loss carryforwards – Canada	70,202,170	68,454,560
Tax loss carryforwards – Australia	16,240	28,460
Tax loss carryforwards – Hong Kong	81,440	81,440
Intangible assets	12,517,320	13,176,120
Property and equipment	10,740	13,440
Contingent liabilities and tax reserves	1,441,910	382,430
Financing costs	–	475,960
Capital loss	12,363,360	12,363,360

Total unrecognized deductible temporary differences	96,633,180	94,975,770

Financing fees will be fully amortized in 2029. The remaining unrecognized deferred tax assets will carry forward indefinitely.

The Company’s unrecognized Canadian non-capital income tax losses expire as follows:

Expiry Date	Non-Capital Loss $

2032	608,940
2034	687,130
2035	1,499,360
2036	4,769,160
2037	1,267,150
2038	1,169,740
2039	4,937,400
2040	11,051,000
2041	9,067,090
2042	13,177,460
2043	10,965,790
2044	4,575,310
2045	3,809,870
2046	2,616,770

70,202,170